TAXES (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS BEFORE INCOME TAX

The loss before income taxes consists of the following:

	For the Years Ended June 30,
	2026	2025	2024
Non-PRC	$(769,223)	$(884,774)	$(1,636,657)
PRC	(28,045,882)	(5,293,549)	(4,911,592)
Loss before income taxes	$(28,815,105)	$(6,178,323)	$(6,548,249)

SCHEDULE OF RECONCILIATION EFFECTIVE TAX

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Years Ended June 30,
	2026	2025	2024
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of rate differential for Hong Kong and other outside PRC entities	(1.3)%	(3.0)%	(4.0)%
Effect of PRC preferential tax rate	(1.0)%	(4.1)%	(4.6)%
Change in valuation allowance	(9.0)%	(9.0)%	(8.6)%
Income tax payable reversed	1.6%	7.1%	(0.1)%
Permanent difference	(11.3)%	1.4%	(0.2)%
True up prior years’ tax	0.1%	-%	-%
Effective tax rate	4.1%	17.4%	7.5%

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The provision for income tax consists of the following:

	For the Years Ended June 30,
	2026	2025	2024
Current income tax expense (benefit)
PRC	$(462,277)	$(436,610)	$105,641
Deferred income tax benefit
Non-PRC	-	-	(121,954)
PRC	(723,657)	(640,476)	(475,287)
Total income tax benefit	$(1,185,934)	$(1,077,086)	$(491,600)

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax assets consist of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Deferred tax assets:
Net operating losses	$7,337,022	$5,523,037
Assets impairment reserve	2,031,536	611,486
Operating lease right-of-use lease assets net of lease liabilities	(38,834)	-
Others	(358,296)	(236,938)
Valuation allowance	(5,546,297)	(3,354,763)
Deferred tax assets, net	$3,425,131	$2,542,822

SCHEDULE OF NET OPERATING LOSS CARRYFORWARD

As of June 30, 2026, net operating loss carryforward will expire, if unused, in the following amounts:

	Amount	Expiration Years
Mainland China	$30,956,432	2026 - 2036
Hong Kong	4,201,429	Indefinite
United States	2,061,654	2036-Indefinite
Total	$37,219,515

SCHEDULE OF TAXES PAYABLE

The Company’s taxes payable consist of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Corporate income tax payable	$107,599	$553,569
Other tax payable	685	13,113
Total taxes payable	$108,284	$566,682